Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET MASTER FUNDS
Entity Central Index Key	0001094885
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000170903
Shareholder Report [Line Items]
Fund Name	State Street International Developed Equity Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by accommodative monetary policy, easing inflation, positive earnings growth, solid business activity and resilient economies globally. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	Fund	MSCI ACWI ex USA Index	MSCI EAFE Index
04/29/16	$10,000	$10,000	$10,000
05/31/16	$9,910	$9,831	$9,909
06/30/16	$9,650	$9,681	$9,577
07/31/16	$10,060	$10,160	$10,062
08/31/16	$10,060	$10,224	$10,069
09/30/16	$10,220	$10,350	$10,193
10/31/16	$9,970	$10,201	$9,984
11/30/16	$9,770	$9,965	$9,785
12/31/16	$10,100	$10,220	$10,120
01/31/17	$10,390	$10,582	$10,414
02/28/17	$10,540	$10,751	$10,562
03/31/17	$10,830	$11,023	$10,853
04/30/17	$11,110	$11,259	$11,129
05/31/17	$11,530	$11,625	$11,538
06/30/17	$11,510	$11,661	$11,517
07/31/17	$11,840	$12,091	$11,850
08/31/17	$11,840	$12,154	$11,845
09/30/17	$12,140	$12,379	$12,140
10/31/17	$12,320	$12,612	$12,324
11/30/17	$12,480	$12,715	$12,454
12/31/17	$12,650	$12,999	$12,653
01/31/18	$13,280	$13,723	$13,288
02/28/18	$12,590	$13,076	$12,688
03/31/18	$12,490	$12,845	$12,460
04/30/18	$12,690	$13,050	$12,744
05/31/18	$12,450	$12,749	$12,458
06/30/18	$12,300	$12,509	$12,306
07/31/18	$12,600	$12,809	$12,608
08/31/18	$12,360	$12,541	$12,365
09/30/18	$12,470	$12,598	$12,472
10/31/18	$11,470	$11,573	$11,480
11/30/18	$11,460	$11,683	$11,465
12/31/18	$10,900	$11,154	$10,909
01/31/19	$11,620	$11,996	$11,625
02/28/19	$11,910	$12,231	$11,922
03/31/19	$11,990	$12,304	$11,997
04/30/19	$12,330	$12,629	$12,334
05/31/19	$11,750	$11,951	$11,742
06/30/19	$12,450	$12,671	$12,438
07/31/19	$12,240	$12,517	$12,281
08/31/19	$11,970	$12,131	$11,962
09/30/19	$12,310	$12,443	$12,305
10/31/19	$12,750	$12,877	$12,747
11/30/19	$12,890	$12,990	$12,891
12/31/19	$13,310	$13,553	$13,310
01/31/20	$12,930	$13,189	$13,032
02/29/20	$11,920	$12,146	$11,854
03/31/20	$10,160	$10,388	$10,272
04/30/20	$10,889	$11,175	$10,935
05/31/20	$11,416	$11,541	$11,412
06/30/20	$11,849	$12,062	$11,800
07/31/20	$12,081	$12,600	$12,075
08/31/20	$12,706	$13,139	$12,696
09/30/20	$12,399	$12,816	$12,366
10/31/20	$11,904	$12,541	$11,872
11/30/20	$13,729	$14,228	$13,713
12/31/20	$14,369	$14,997	$14,350
01/31/21	$14,195	$15,029	$14,197
02/28/21	$14,530	$15,327	$14,516
03/31/21	$14,866	$15,521	$14,850
04/30/21	$15,322	$15,978	$15,296
05/31/21	$15,874	$16,477	$15,795
06/30/21	$15,643	$16,371	$15,617
07/31/21	$15,760	$16,101	$15,735
08/31/21	$16,034	$16,407	$16,013
09/30/21	$15,485	$15,881	$15,548
10/31/21	$15,957	$16,261	$15,930
11/30/21	$15,157	$15,528	$15,189
12/31/21	$15,986	$16,170	$15,967
01/31/22	$15,337	$15,574	$15,195
02/28/22	$14,908	$15,266	$14,926
03/31/22	$14,937	$15,290	$15,022
04/30/22	$13,921	$14,330	$14,050
05/31/22	$14,161	$14,433	$14,156
06/30/22	$12,843	$13,191	$12,842
07/31/22	$13,537	$13,643	$13,482
08/31/22	$12,779	$13,204	$12,842
09/30/22	$11,564	$11,884	$11,641
10/31/22	$12,258	$12,240	$12,267
11/30/22	$13,786	$13,684	$13,648
12/31/22	$13,646	$13,582	$13,659
01/31/23	$14,819	$14,684	$14,765
02/28/23	$14,441	$14,168	$14,457
03/31/23	$14,835	$14,515	$14,815
04/30/23	$15,253	$14,767	$15,234
05/31/23	$14,578	$14,230	$14,589
06/30/23	$15,282	$14,868	$15,253
07/31/23	$15,733	$15,473	$15,746
08/31/23	$15,127	$14,774	$15,143
09/30/23	$14,613	$14,307	$14,626
10/31/23	$14,089	$13,717	$14,033
11/30/23	$15,321	$14,952	$15,336
12/31/23	$16,141	$15,703	$16,150
01/31/24	$16,140	$15,547	$16,243
02/29/24	$16,520	$15,941	$16,541
03/31/24	$17,048	$16,439	$17,085
04/30/24	$16,540	$16,144	$16,647
05/31/24	$17,366	$16,612	$17,292
06/30/24	$17,000	$16,597	$17,013
07/31/24	$17,464	$16,981	$17,512
08/31/24	$18,072	$17,464	$18,081
09/30/24	$18,242	$17,935	$18,248
10/31/24	$17,182	$17,055	$17,256
11/30/24	$17,151	$16,900	$17,158
12/31/24	$16,716	$16,572	$16,768

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 04/29/16
Fund	3.56%	4.66%	6.10%
MSCI ACWI ex USA Index	5.53%	4.10%	6.00%
MSCI EAFE Index	3.82%	4.73%	6.14%

Performance Inception Date	Apr. 29, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,496,224,015
Holdings Count | Holding	726
Advisory Fees Paid, Amount	$ 4,095,564
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,496,224,015 Number of Portfolio Holdings726 Portfolio Turnover Rate3% Total Advisory Fees Paid$4,095,564
Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	1.7%
Novo Nordisk AS, Class B	1.7%
SAP SE	1.5%
Nestle SA	1.3%
Roche Holding AG	1.2%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Top Ten Countries

Country	%
Japan	22.3%
United Kingdom	10.9%
France	9.0%
Germany	8.9%
United States	8.7%
Australia	7.2%
Switzerland	6.3%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%

C000029565
Shareholder Report [Line Items]
Fund Name	State Street Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Money Market Portfolio	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,807,661,630
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 7,254,571
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$9,807,661,630 Number of Portfolio Holdings102 Total Advisory Fees Paid$7,254,571
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Portfolio is expected to be liquidated on or about March 7, 2025, as a result of the State Street Institutional Liquid Reserves Fund, which currently invests substantially all of its investable assets in the Portfolio, intending to redeem all of its shares of the Portfolio.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which we expect to be available by May 1, 2025 or upon request at 1-866-392-0869.

The Portfolio is expected to be liquidated on or about March 7, 2025, as a result of the State Street Institutional Liquid Reserves Fund, which currently invests substantially all of its investable assets in the Portfolio, intending to redeem all of its shares of the Portfolio.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which we expect to be available by May 1, 2025 or upon request at 1-866-392-0869.

C000055942
Shareholder Report [Line Items]
Fund Name	State Street Treasury Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
AssetsNet	$ 14,123,727,614
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 6,555,416
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$14,123,727,614 Number of Portfolio Holdings62 Total Advisory Fees Paid$6,555,416
Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000055943
Shareholder Report [Line Items]
Fund Name	State Street Treasury Plus Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
AssetsNet	$ 56,515,408,957
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 24,905,996
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$56,515,408,957 Number of Portfolio Holdings105 Total Advisory Fees Paid$24,905,996
Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000029566
Shareholder Report [Line Items]
Fund Name	State Street U.S. Government Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
AssetsNet	$ 173,742,105,976
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 77,476,250
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$173,742,105,976 Number of Portfolio Holdings193 Total Advisory Fees Paid$77,476,250
Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]